SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted cash	835
Term deposits | Minimum
Term deposits
Original maturities	3 months
Term deposits | Maximum
Term deposits
Original maturities	1 year